Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 7,214	€ 7,761
Reclassified from held for sale (ii)	372
Translation adjustment	149	(629)
Arising on acquisition (note 32)	1,562	543
Disposals	(783)	(23)
Amortisation charge for year (iii)	(61)	(66)
Impairment charge for year (iv)	(20)
Reclassified as held for sale		(372)
Ending balance	8,433	7,214
Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,942	8,589
Ending balance	9,209	7,942
Accumulated depreciation, amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(728)	(828)
Ending balance	(776)	(728)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,905	7,396
Reclassified from held for sale (ii)	363
Translation adjustment	137	(593)
Arising on acquisition (note 32)	1,504	487
Disposals	(773)	(22)
Impairment charge for year (iv)	(20)
Reclassified as held for sale		(363)
Ending balance	8,116	6,905
Goodwill [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,198	7,701
Ending balance	8,400	7,198
Goodwill [member] | Accumulated depreciation, amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(293)	(305)
Ending balance	(284)	(293)
Marketing related intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	75	89
Translation adjustment	3	(10)
Arising on acquisition (note 32)	6	4
Amortisation charge for year (iii)	(8)	(8)
Ending balance	76	75
Marketing related intangibles [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	129	142
Ending balance	138	129
Marketing related intangibles [member] | Accumulated depreciation, amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(54)	(53)
Ending balance	(62)	(54)
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	204	229
Reclassified from held for sale (ii)	8
Translation adjustment	8	(22)
Reclassifications	(2)
Arising on acquisition (note 32)	51	51
Disposals	(9)	(1)
Amortisation charge for year (iii)	(43)	(45)
Reclassified as held for sale		(8)
Ending balance	217	204
Customer-related intangible assets [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	535	659
Ending balance	592	535
Customer-related intangible assets [member] | Accumulated depreciation, amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(331)	(430)
Ending balance	(375)	(331)
Contract based intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30	47
Reclassified from held for sale (ii)	1
Translation adjustment	1	(4)
Reclassifications	2
Arising on acquisition (note 32)	1	1
Disposals	(1)
Amortisation charge for year (iii)	(10)	(13)
Reclassified as held for sale		(1)
Ending balance	24	30
Contract based intangible assets [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	80	87
Ending balance	79	80
Contract based intangible assets [member] | Accumulated depreciation, amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(50)	(40)
Ending balance	€ (55)	€ (50)